Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2013	$ 4,758	$ 34,883	$ 56,241	$ 249	$ (15,712)	$ 80,419
Net income			8,073			8,073
Other comprehensive income (loss), net				711		711
Common stock issued to ESOP	15	336				351
Common stock issued through dividend reinvestment	4	99				103
Cash dividends			(3,441)			(3,441)
Balance at Dec. 31, 2014	4,777	35,318	60,873	960	(15,712)	86,216
Net income			8,574			8,574
Other comprehensive income (loss), net				(655)		(655)
Common stock issued to ESOP
Cash dividends			(3,665)			(3,665)
Balance at Dec. 31, 2015	4,777	35,318	65,782	305	(15,712)	90,470
Net income			6,920			6,920
Other comprehensive income (loss), net				(1,296)		(1,296)
Common stock issued to ESOP	25	550				575
Cash dividends			(3,585)			(3,585)
Balance at Dec. 31, 2016	5,326	46,788	69,117	(991)	(15,712)	104,528
Acquisition – Milton Bancorp, Inc. 523,518 shares	$ 524	$ 10,920				$ 11,444